Financial income (Tables)	12 Months Ended
Dec. 31, 2025
Financial income
Schedule of financial income

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Interests	1,834	2,502	2,571
Exchange differences	2,463	4,925	1,254
Fair value adjustment foreign currency swaps	4	—	343
Fair value adjustment synthetic warrants	1,603	—	—
Other	24	20	6
Total financial income	5,928	7,447	4,174